Related Party Transactions and Balances - Additional Information (Detail) (USD $) Share data in Millions, unless otherwise specified	3 Months Ended		6 Months Ended			3 Months Ended	6 Months Ended	3 Months Ended		6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended			6 Months Ended	1 Months Ended				2 Months Ended		3 Months Ended	6 Months Ended	3 Months Ended	2 Months Ended
	Jun. 30, 2013 PartnershipUnit	Jun. 30, 2012	Jun. 30, 2013 PartnershipUnit	Jun. 30, 2012	Dec. 31, 2012	Jun. 30, 2013 Long-Term Time-Charter-Out Contract [Member] Tank	Jun. 30, 2013 Long-Term Time-Charter-Out Contract [Member] Tank	Jun. 30, 2013 Long-Term Time-Charter-Out Contract Termination [Member] Tank	Jun. 30, 2012 Long-Term Time-Charter-Out Contract Termination [Member] Tank	Jun. 30, 2013 Long-Term Time-Charter-Out Contract Termination [Member] Tank	Jun. 30, 2013 Affiliated Entity [Member] Tank	Jun. 30, 2013 Affiliated Entity [Member] Tank	Jun. 30, 2013 Teekay Corporation [Member]	Mar. 31, 2013 Teekay Corporation [Member]	Jun. 30, 2012 Teekay Corporation [Member]	Jun. 30, 2013 Teekay Corporation [Member]	May 31, 2013 Voyageur Spirit [Member]	May 01, 2013 Voyageur Spirit [Member]	May 02, 2013 Voyageur Spirit [Member]	Feb. 28, 2013 Voyageur Spirit [Member]	Jun. 30, 2013 Voyageur Spirit [Member] Contract	May 31, 2013 Voyageur Spirit [Member]	Jun. 30, 2013 Voyageur Spirit [Member]	Jun. 30, 2013 Voyageur Spirit [Member]	Jun. 30, 2013 Voyageur Spirit [Member] Maximum [Member]	Jun. 30, 2013 Voyageur Spirit [Member] Minimum [Member]	Jun. 30, 2013 Itajai FPSO Joint Venture [Member]	Mar. 31, 2013 Itajai FPSO Joint Venture [Member]
Related Party Transaction [Line Items]
Number of conventional tankers						2	2	3	3	3	3	3
Number of shuttle tankers											2	2
Number of FSO units of partnership	2		2
Percentage of interest in joint venture													50.00%			50.00%											50.00%
Early termination fees	$ 18,572,000	$ 15,909,000	$ 37,385,000	$ 32,144,000									$ 4,500,000	$ 6,800,000	$ 14,700,000
Due from affiliates	25,665,000		25,665,000		29,682,000
Due to affiliates	97,192,000		97,192,000		47,810,000
Percentage of ownership in acquired entity after acquisition																			100.00%		100.00%		100.00%	100.00%
Fixed rate time charter contract period																					5 years		5 years	5 years
Additional fixed rate time charter contract period																					1 year		1 year	1 year
Maximum available contract extension options																					10
Entity acquired, Purchase price																		540,000,000	540,000,000					527,300,000		527,300,000
Entity acquired, purchase price of loan due to parent																					230,000,000
Portion of purchase price paid in cash																					270,000,000
Partial prepayment to acquire entity																					150,000,000			150,000,000
Purchase price financed through the issuance of new units			44,268,000																			40,000,000
Common units issued for acquisition																				1.4
Interest expense	166,000	112,000	224,000	166,000																			300,000	300,000
Charter rate foregone during period																							17,000,000
Indemnification of revenue loss																	17,000,000								54,000,000
Net assumed debt on purchase																	297,300,000					297,300,000
Liabilities assumed on business combination																	230,000,000					230,000,000
Excess purchase price over book value			297,282,000																				201,752,000
Equity distribution																					95,500,000		95,500,000	95,500,000
Excess value of common stock																							4,300,000
Entity acquired, purchase price																											53,800,000
Joint venture debt																											289,500,000	300,000,000
Repayment of debt drawn down																10,500,000
Carrying value of equity contribution from Teekay Corporation			$ 6,590,000													$ 6,590,000